PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

11. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Value-added tax deductible	685,696,580	697,764,644
Deposit for customer duty, bidding and others	68,027,240	99,610,364
Assets held for sale related to land use right	-	38,832,489
Prepayment for income tax	17,439,451	31,683,090
Receivables related to land use right disposal	-	20,435,188
Prepaid commission	9,095,471	18,970,826
Prepaid insurance premium	15,060,226	17,634,229
Rental deposit and prepayment	31,054,808	15,850,741
Employee advances	15,602,935	15,449,587
Receivables of option exercised	226,952	10,210,003
Deposits related to construction of solar projects	9,880,000	13,385,573
Prepaid land lease	674,617	9,138,476
Derivative assets	-	7,277,406
Prepaid professional service fee	18,149,624	4,526,264
Prepayment for share repurchase	25,471,153	-
Deposits related to acquisition of subsidiaries	10,000,000	-
Others	6,543,254	34,294,522
Total	912,922,311	1,035,063,402

Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.

As of December 31, 2014 and 2015, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Derivative assets represent the foreign exchange call spread option the Group purchased in 2015 which will mature within 12 months. (Note 30)